EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in obligation (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMPLOYEE BENEFITS
Cost of service	R$ 4,441	R$ 4,481	R$ 5,935
Interest expense	12,162	15,494	18,981
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	305,447	446,842	351,538
Cost of service	4,441	4,481	5,935
Interest expense	12,162	15,494	18,981
Past service cost	5,769	(75,787)
Contributions from participants	1,556	2,212	2,206
Payment of benefits	(14,230)	(14,799)	(17,245)
Gain (loss) on remeasurement	(14,452)	(3,673)	(45,884)
Exchange variations	15,671	(69,323)	131,311
Obligation at the end of the year	R$ 316,364	R$ 305,447	R$ 446,842